Summary of Changes to Valuation Allowances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Beginning balance	$ 3,636	$ 2,266
Increase to allowance	8	1,290
Foreign currency	(176)	80
Ending balance	$ 3,468	$ 3,636